THE GABELLI ASSET FUND
                        THE GABELLI BLUE CHIP VALUE FUND
                        GABELLI GLOBAL SERIES FUNDS, INC.
                             GABELLI GOLD FUND, INC.
                             THE GABELLI GROWTH FUND
                     GABELLI INTERNATIONAL GROWTH FUND, INC.
                            THE GABELLI MATHERS FUND
                           THE GABELLI UTILITIES FUND
                                 (EACH A "FUND")

                       SUPPLEMENT DATED DECEMBER 31, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE "REDEMPTION OF SHARES - BY TELEPHONE OR THE INTERNET" SECTION IN THE FUND'S PROSPECTUS RELATING TO CLASS AAA SHARES.

Fund shares held through an IRA may be redeemed by telephone or the Internet. Investors should consult a tax advisor concerning the current tax rules applicable to IRAs.


Dated: December 31, 2003


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                             THE GABELLI ASSET FUND
                        THE GABELLI BLUE CHIP VALUE FUND
                        GABELLI GLOBAL SERIES FUNDS, INC.
                             GABELLI GOLD FUND, INC.
                             THE GABELLI GROWTH FUND
                     GABELLI INTERNATIONAL GROWTH FUND, INC.
                           THE GABELLI UTILITIES FUND
                          THE GABELLI VALUE FUND, INC.
                                 (EACH A "FUND")

                       SUPPLEMENT DATED DECEMBER 31, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

THE FOLLOWING IS ADDITIONAL INFORMATION UNDER "PURCHASE OF SHARES," REDEMPTION OF SHARES" AND "EXCHANGE OF SHARES" IN THE FUND'S PROSPECTUS RELATING TO CLASS A, CLASS B AND CLASS C SHARES.

Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Fund. This charge is set by your broker and does not benefit the Fund or the Adviser in any way. It is in addition to the sales charges and other costs described in this prospectus and must be disclosed to you by your broker.

Dated: December 31, 2003


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                        GABELLI GLOBAL SERIES FUNDS, INC.
                   The Gabelli Global Telecommunications Fund
                         The Gabelli Global Growth Fund
                       The Gabelli Global Opportunity Fund
                 The Gabelli Global Convertible Securities Fund
                                  (the "Funds")

                       Supplement dated December 31, 2003
      to the Statement of Additional Information ("SAI") dated May 1, 2003

The following information supersedes certain information in the "Independent Auditors" section found on page 20 of the Funds' SAI.

Effective as of November 19, 2003, Ernst & Young LLP, located at 5 Times Square, New York, NY 10036, became each Fund's independent auditors.

Dated:  December 31, 2003